Consolidated Balance Sheets $ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Jan. 01, 2019 USD ($)	Jan. 01, 2019 CAD ($)	Dec. 31, 2018 USD ($)
Current assets
Cash	$ 83,913	$ 14,800	$ 19,222	$ 22,495	$ 30,687	$ 22,495
Trade and other receivables (note 4)	7,431	3,125	4,058	1,969	2,686
Investment tax credits receivable		185	240	352	480
Inventory (note 5)	5,331	3,668	4,765	2,662	3,632
Prepaid expenses and deposits	1,067	1,028	1,336	319	435
Total current assets	97,742	22,806	29,621	27,797	37,920
Property and equipment (note 6)	859	527	685	885	1,207	883
Intangible assets (note 7)	1,898	2,409	3,129	2,942	4,014	2,942
Right-of-use assets (note 8)	1,424	1,693	2,199
Goodwill (note 7)	2,678	2,625	3,409	2,499	3,409
Total assets	104,601	30,060	39,043	34,123	46,550
Current liabilities
Accounts payable and accrued liabilities	3,382	3,028	3,932	2,868	3,912
Deferred revenue	358	504	655	229	313
Long-term debt (note 9)		3,961	5,145	982	1,340
Provisions	195	104	135	991	1,352
Other liabilities (note 10)	99	221	287	416	567
Derivative financial instrument (note 9)	450	196	255	72	98
Lease liabilities (note 11)	312	199	259
Income taxes payable	13	11	16	218	297
Total current liabilities	4,809	8,224	10,684	5,776	7,879
Long-term debt (note 9)		5,174	6,720	7,782	10,616
Deferred revenue	1,078	639	830	278	380
Provisions		15	19	36	49
Lease liabilities (note 11)	1,364	1,637	2,126
Total liabilities	7,251	15,689	20,379	14,605	19,924
Shareholders' Equity
Share capital (note 12)	211,527	100,298	130,267	88,647	120,932	100,298
Contributed surplus	11,250	15,076	19,580	12,283	16,757
Accumulated other comprehensive loss	4,567	7,369	(117)	11,859	(29)
Deficit	(129,994)	(108,372)	(131,066)	(93,271)	(111,034)
Total Shareholders' Equity	97,350	14,371	18,664	19,518	26,626	$ 19,639
Total Liabilities and Shareholders' Equity	$ 104,601	$ 30,060	$ 39,043	$ 34,123	$ 46,550